Goodwill, Trade Name and Other Intangible Assets - Schedule of Amortization Expense (income) Recorded in Clinic Operating Costs and Selling, General and Administrative Expenses (Detail) - Wilco Holdco Inc - USD ($)
$ in Thousands
12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Intangible assets amortization expense (income)		$ 190	$ (1,015)	$ (1,335)
Clinic operating costs
Goodwill [Line Items]
Intangible assets amortization expense (income)	[1]		(1,230)	(1,662)
Selling, general and administrative expenses
Goodwill [Line Items]
Intangible assets amortization expense (income)		$ 190	$ 215	$ 327

[1]	Clinic operating costs amortization income was primarily related to the amortization of above and below market leases. Due to the adoption of ASC 842, there was no above and below market lease amortization during fiscal year 2020.